                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      June 30, 1997
                                                   -------------

Check here if Amendment              [X]          Amendment Number :     2
                                                                     ---------
   This Amendment (Check only one):  [X]          is a restatement
                                     [ ]          adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ------------------------
Address:  1 Lafayette Place
          ------------------------
          Greenwich, CT 06830
          ------------------------

Form 13F File Number:      28-2610
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ------------------------------------
Title:    Vice President of General Partner
          ------------------------------------
Phone:    (203) 861-4600
          ------------------------------------

Signature, Place, and Date of Signing:

       /s/ E.J. BIRD                   Greenwich, CT          August 13, 1999
------------------------------         -------------          ---------------
         (Signature)                   (City, State)              (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 FORM 13F Summary Page


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     39
Form 13F Information Table Value Total:               $696,246
                                                      --------
                                                     (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table


Page 1 of 1

      Column 1:                Column 2:     Column 3:       Column 4:                  Column 5:

                                                                             -------------------------------
                                                            Fair Market      Shares or
                                Title of       CUSIP           Value         Principal     SH/PRN   Put/Call
   Name of Issuer                Class         Number       (x $1,000)        Amount
   --------------               --------       -----        -----------      ---------     ------   --------
APL Ltd                          Common      00202M-10-7          126           4,151       SH
APL Ltd                          Common      00202M-10-7        3,952         126,349       SH
Bandag Inc.                      Common      059815-10-0          349           7,113       SH
Bandag Inc.                      Common      059815-10-0       10,589         216,112       SH
Citicorp *                       Common      173034-10-9        1,885          15,633       SH
Citicorp *                       Common      173034-10-9      189,501       1,571,806       SH
Chrysler Corp.                   Common      171196-10-8        1,813          55,248       SH
Chrysler Corp.                   Common      171196-10-8       55,379       1,687,752       SH
Dow Chemical  Co.                Common      260543-10-3        3,298          37,853       SH
Dow Chemical  Co.                Common      260543-10-3      100,742       1,156,295       SH
General Mtrs Corp.               Common      370442-10-5        1,237          22,220       SH
General Mtrs Corp.               Common      370442-10-5       37,800         678,780       SH
Harrah's Entmt Inc.              Common      413619-10-7          955          52,349       SH
Harrah's Entmt Inc.              Common      413619-10-7       29,158       1,597,651       SH
Lone Star Inds. Inc.             Common      542290-40-8          360           7,953       SH
Lone Star Inds. Inc.             Common      542290-40-8       11,009         242,947       SH
MCI Communications Corp.         Common      552673-10-5            7             190       SH
MCI Communications Corp.         Common      552673-10-5          223           5,810       SH
McKesson Corp. **                Common      581556-10-7          141           1,813       SH
McKesson Corp. **                Common      581556-10-7      149,135       1,924,323       SH
NCR Corp.                        Common      62886E-10-8          583          19,595       SH
NCR Corp.                        Common      62886E-10-8       17,764         597,105       SH
Office Depot Inc.                Common      676220-10-6        1,675         119,650       SH
Office Depot Inc.                Common      676220-10-6       51,130       3,652,150       SH
Office Depot Inc.                Options     676220-90-6            5              59       SH        Calls
Office Depot Inc.                Options     676220-90-6          164           1,756       SH        Calls


(Confidential portion
has been omitted and
filed separately.)

COLUMN TOTALS                                This Page        668,980


      Column 1:                Column 6    Column 7:               Column 8:
                                                               Voting Authority
                                                      --------------------------------
                              Investment    Other
                              Discretion   Managers   (a) Sole   (b) Shared   (c) None
   Name of Issuer
   --------------             ----------   --------   --------   ----------   --------
APL Ltd                         DEFINED                 4,151
APL Ltd                          SOLE                 126,349
Bandag Inc.                     DEFINED                 7,113
Bandag Inc.                      SOLE                 216,112
Citicorp *                      DEFINED                15,633
Citicorp *                       SOLE               1,571,806
Chrysler Corp.                  DEFINED                55,248
Chrysler Corp.                   SOLE               1,687,752
Dow Chemical  Co.               DEFINED                37,853
Dow Chemical  Co.                SOLE               1,156,295
General Mtrs Corp.              DEFINED                22,220
General Mtrs Corp.               SOLE                 678,780
Harrah's Entmt Inc.             DEFINED                52,349
Harrah's Entmt Inc.              SOLE               1,597,651
Lone Star Inds. Inc.            DEFINED                 7,953
Lone Star Inds. Inc.             SOLE                 242,947
MCI Communications Corp.        DEFINED                   190
MCI Communications Corp.         SOLE                   5,810
McKesson Corp. **               DEFINED                 1,813
McKesson Corp. **                SOLE               1,924,323
NCR Corp.                       DEFINED                19,595
NCR Corp.                        SOLE                 597,105
Office Depot Inc.               DEFINED               119,650
Office Depot Inc.                SOLE               3,652,150
Office Depot Inc.               DEFINED                    59
Office Depot Inc.                SOLE                   1,756



(Confidential portion
has been omitted and
filed separately.)


                           FORM 13F Information Table


Page 2 of 2

      Column 1:                        Column 2:     Column 3:      Column 4:                  Column 5:

                                                                                    -------------------------------
                                                                   Fair Market      Shares or
                                       Title of       CUSIP           Value         Principal     SH/PRN   Put/Call
   Name of Issuer                       Class         Number       (x $1,000)        Amount
   --------------                      --------       -----        -----------      ---------     ------   --------
RJR Nabisco Holding Corp.               Common      74960K-87-6           316          9,534        SH
RJR Nabisco Holding Corp.               Common      74960K-87-6         9,622        290,466        SH
Southdown Inc.                          Common      841297-10-4            75          1,720        SH
Southdown Inc.                          Common      841297-10-4         2,280         52,580        SH
Toy Biz Inc.                            Common      892261-10-8            30          3,660        SH
Toy Biz Inc.                            Common      892261-10-8           900        109,040        SH
UST Inc.                                Common      902911-10-6         1,275         45,936        SH
UST Inc.                                Common      902911-10-6        38,940      1,403,264        SH
Wells Fargo & Co ***                    Common      949740-10-4         7,632         28,320        SH
Wells Fargo & Co ***                    Common      949740-10-4       301,514      1,118,791        SH
Walters Industries Inc.****             Common      93317Q-10-5        12,994        775,759        SH
Waban Inc.                              Common      929394-10-4            53          1,642        SH
Waban Inc.                              Common      929394-10-4         1,624         50,458        SH

* Short position in this security                                    (131,930)    (1,094,289)
** Short position in this security                                   (144,855)    (1,869,101)
*** Short position in this security                                   (68,752)      (255,111)
**** Short position in this security                                   (4,452)      (265,781)
                                                    This Page          27,266
(Confidential portion has
been omitted and filed separately.)
COLUMN TOTALS                                       Grand Total       696,246


      Column 1:                              Column 6    Column 7:               Column 8:
                                                                             Voting Authority
                                                                     -------------------------------
                                            Investment    Other
                                            Discretion   Managers   (a) Sole   (b) Shared   (c) None
   Name of Issuer
   --------------                           ----------   --------   --------   ----------   --------
RJR Nabisco Holding Corp.                     DEFINED                 9,534
RJR Nabisco Holding Corp.                      SOLE                 290,466
Southdown Inc.                                DEFINED                 1,720
Southdown Inc.                                 SOLE                  52,580
Toy Biz Inc.                                  DEFINED                 3,660
Toy Biz Inc.                                   SOLE                 109,040
UST Inc.                                      DEFINED                45,936
UST Inc.                                       SOLE               1,403,264
Wells Fargo & Co ***                          DEFINED                28,320
Wells Fargo & Co ***                           SOLE               1,118,791
Walters Industries Inc.****                   DEFINED               775,759
Waban Inc.                                    DEFINED                 1,642
Waban Inc.                                     SOLE                  50,458

* Short position in this security
** Short position in this security
*** Short position in this security
**** Short position in this security

(Confidential portion has
been omitted and filed separately.)
